File No. 333-
                                                              146240


                  As filed with the SEC on September 21, 2007
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-14

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Pre-Effective Amendment No. __
                     Post-Effective Amendment No.  _1_
                        (Check appropriate box or boxes)


                             FEDERATED EQUITY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-341-7400
                        (Area Code and Telephone Number)
                              5800 CORPORATE DRIVE
                      PITTSBURGH, PENNSYLVANIA 15237-7000
                    (Address of Principal Executive Offices)


                          JOHN W. MCGONIGLE, ESQUIRE
                           FEDERATED INVESTORS TOWER
                              1001 LIBERTY AVENUE
                      PITTSBURGH, PENNSYLVANIA 15222-3779
                    (Name and Address of Agent for Service)


                                   Copies to:

                          MELANIE C. MALONEY, ESQUIRE
                             DICKSTEIN SHAPIRO LLP
                               2101 L STREET, NW
                           WASHINGTON, DC  20037-1526
                                 (202) 828-2218

                          ACQUISITION OF THE ASSETS OF

               FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND
            A PORTFOLIO OF FEDERATED WORLD INVESTMENT SERIES, INC.

  BY AND IN EXCHANGE FOR CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES OF

                        FEDERATED INTERCONTINENTAL FUND
                     A PORTFOLIO OF FEDERATED EQUITY FUNDS

           Approximate Date of Proposed Public Offering: As soon as
        practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A Shares, Class B Shares and Class C
                            Shares without par value,
                        of Federated InterContinental Fund


       It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).


NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.





                                      - 2 -



PART C.     OTHER INFORMATION.

Item 15    Indemnification:

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.


Item 16.    Exhibits:

1.1 Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (12)
1.2 Conformed copies of Amendment Nos. 4-7 of the Amendment and Restated Declaration of Trust of the Registrant; (31)
1.3 Conformed copy of Amendment No. 8 of the Amended and Restated Declaration of Trust of the Registrant; (19)
1.4 Conformed copy of Amendment No. 9 of the Amended and Restated Declaration of Trust of the Registrant; (21)
1.5 Conformed copy of Amendment No. 10 of the Amended and Restated Declaration of Trust of the Registrant; (21)
1.6 Conformed copy of Amendment No. 11 of the Amended and Restated Declaration of Trust of the Registrant; (21)
1.7 Conformed copy of Amendment No. 12 of the Amended and Restated Declaration of Trust of the Registrant; (23)
1.8 Conformed copy of Amendment No. 13 of the Amended and Restated Declaration of Trust of the Registrant; (23)
1.9 Conformed copy of Amendment No. 14 of the Amended and Restated Declaration of Trust of the Registrant; (24)
1.10 Conformed copy of Amendment No. 15 of the Amended and Restated Declaration of Trust of the Registrant; (24)
1.11 Conformed copy of Amendment No. 16 of the Amended and Restated Declaration of Trust of the Registrant; (24)
1.12 Conformed copy of Amendment No. 17 of the Amended and Restated Declaration of the Trust of the Registrant; (24)
1.13 Conformed copy of Amendment No. 18 of the Amended and Restated Declaration of Trust of the Registrant; (25)
1.14 Conformed copy of Amendment No. 19 of the Amended and Restated Declaration of Trust of the Registrant; (29)
1.15 Conformed copies of Amendment Nos. 20-21 of the Amended and Restated Declaration of Trust of the Registrant; (31)
1.16 Conformed copies of Amendment No. 22 of the Amended and Restated Declaration of Trust of the Registrant; (33)
1.17 Conformed copies of Amendment No. 23 of the Amended and Restated Declaration of Trust of the Registrant; (34)
1.18 Conformed copy of Amendment No. 24 of the Amended and Restated Declaration of Trust of the Registrant; (36)
1.19 Conformed copy of Amendment No. 25 of the Amended and Restated Declaration of Trust of the Registrant; (39)
1.20 Conformed copy of Amendment No. 26 of the Amended and Restated Declaration of Trust of the Registrant; (40)
2.1         Copy of Amended and Restated By-Laws of the Registrant; (12)
2.2 Copy of Amendment No. 5 to Amended and Restated By-Laws of the Registrant; (18)
2.3 Copy of Amendment No. 6 to Amended and Restated By-Laws of the Registrant; (18)
2.4 Copy of Amendment No. 7 to Amended and Restated By-Laws of the Registrant; (18) C
2.5 Copy of Amendment No. 8 to Amended and Restated By-Laws of the Registrant; (24)
2.6 Copy of Amendment No. 9 to Amended and Restated By-Laws of the Registrant; (29)
2.7 Copy of Amendment No. 10 to Amended and Restated By-Laws of the Registrant; (32)
2.8 Copy of Amendment No. 11 to Amended and Restated By-Laws of the Registrant; (37)
2.9 Copy of Amendment No. 12 to Amended and Restated By-Laws of the Registrant; (39)
3.          Not Applicable
4.          Plan of Reorganization; (42)
5.1 Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Small Cap Strategies Fund); (7)
5.2 Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Mid Cap Growth Strategies Fund); (8)
5.3 Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Capital Appreciation Fund); (9)
6.1 Conformed copy of Investment Advisory Contract of the Registrant (Federated Mid Cap Growth Strategies Fund); (5)
6.2 Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibit B for Federated Capital Appreciation Fund; (10)
6.3 Conformed copies of Exhibits D & E for Federated Large Cap Growth Fund and Federated Technology Fund, respectively; (19)
6.4 Conformed copy of Exhibit G to the Investment Advisory Contract for Federated Kaufmann Fund; (23)
6.5 Conformed copy of Exhibit I to the Investment Advisory Contract for Federated Market Opportunity Fund; (23)
6.6 Conformed copy of Amendment to Investment Advisory Contract of the Registrant; (23)
6.7 Conformed copy of Sub-Advisory Agreement for Federated Kaufmann Fund, which includes Exhibit A, dated December 1, 2001; (23)
6.8 Conformed copy of Sub-Advisory Agreement for Federated Kaufmann Small Cap Fund, which includes Exhibit A; (24)
6.9 Conformed copy of Exhibit J to the Investment Advisory Contract for Federated Kaufmann Small Cap Fund; (24)
6.10 Conformed copy of Sub-Advisory Contract for Federated Market Opportunity Fund, which includes Exhibit A; (31)
6.11 Conformed copy of Sub-Advisory Contract for Federated Technology Fund, which includes Exhibit A; (31)
6.12 Conformed copy of Assignments of Federated Investment Management Company to Federated Equity Management Company of Pennsylvania for Advisory and Sub-Advisory Contracts of Federated Capital Appreciation Fund, Federated Kaufmann Fund, Federated Small Cap Kaufmann Fund, Federated Market Opportunity Fund, and Federated Technology Fund; (31)
6.13 Conformed copy of Assignment of Federated Investment Management Company to Federated Global Investment Management Company for Advisory Contract of Federated Large Cap Growth Fund; (31)
6.14 Conformed copy of Assignment of Federated Investment Management Company to Federated Equity Management Company of Pennsylvania for Advisory Contract of Federated Mid Cap Growth Strategies Fund; (31)
6.15 Conformed copy of Investment Advisory Contract of the Registrant, which includes Exhibit A (Federated Strategic Value Fund); (33)
6.16 Conformed copy of the Sub-Advisory Contract for Federated Absolute Advantage Fund; (36)
6.17 Conformed copy of Exhibit B to the Investment Advisory of the Registrant; (36)
6.18 Conformed copy of Assignment of Federated Global Investment Management Corp. to Federated Equity Management Company of Pennsylvania for Advisory Contract of Federated Large Cap Growth Fund; (39)
 7.1        Conformed copy of Distributor's Contract of the Registrant; (10)
 7.2 Conformed copies of Exhibits D and F to the Distributor's Contract for Federated Mid Cap Growth Strategies Fund, (Class A and C Shares); (10)
 7.3 Conformed copies of Exhibits G and I to the Distributor's Contract for Federated Capital Appreciation Fund, (Class A and C Shares);(10)
 7.4        Conformed copy of Distributor's Contract (Class B Shares); (16)
 7.5 Conformed copies of Exhibits M and N to the Distributor's Contract for Federated Large Cap Growth Fund, (Class A and C Shares); (19)
 7.6 Conformed copies of Exhibits O and P to the Distributor's Contract for Federated Communications Technology Fund, (Class A and
            C Shares); (19)
 7.7 Conformed copy of Exhibits S & T to the Distributor's Contract for Federated Market Opportunity Fund (Class A and Class C Shares); (22)
 7.8 Conformed copy of Exhibit U to the Distributor's Contract for Federated Kaufmann Fund (Class K Shares); (23)
 7.9 Conformed copy of Exhibits V & W to the Distributor's Contract for Federated Kaufmann Fund (Class A and Class C Shares); (22)
 7.10 Conformed copy of Amendment to the Distributor's Contract of the Registrant, dated June 1, 2001; (23)
 7.11 Conformed copy of Exhibit X to the Distributor's Contract for Federated Kaufmann Small Cap Fund (Class A Shares); (24)
 7.11 Conformed copy of Exhibit Y to the Distributor's Contract for Federated Kaufmann Small Cap Fund (Class C Shares); (24)
 7.12 Conformed copy of Exhibit Z to the Distributor's Contract for Federated Capital Appreciation Fund (Class K Shares); (28)
 7.13 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6)(ii)-(iv) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File No. 33-38550 and 811-6269)
 7.15 Conformed copy of Amendment to the Distributor's Contract of the Registrant, dated October 1, 2003; (31)
 7.16 Conformed copy of Amendment to the Distributor's Contract (Class B Shares) of the Registrant, dated June 1, 2001; (31)
 7.17 Conformed copy of Amendment to the Distributor's Contract (Class B Shares) of the Registrant, dated October 1, 2003; (31)
 7.18 Conformed copy of Exhibit AA and BB to the Distributor's Contract for Federated Strategic Value Fund (Class A and Class C
            Shares); (33)
 7.19 Conformed copy of Exhibit CC to the Distributors Contract for Federated Strategic Value Fund (Institutional Shares); (35)
 7.20 Conformed copy of Exhibits, DD, EE, FF and GG to the Distributors Contract; (36)
 7.21 Conformed copy of Exhibit HH to Distributors Contract for Federated Mid-Cap Growth Strategies Fund; (39)
8.          Not Applicable
9.1         Conformed Copy of the Custodian Agreement of the Registrant; (6)
9.2         Conformed copy of Custodian Fee Schedule; (15)
9.3 Conformed copy of Amendment to Custodian contract of the Registrant dated February 3, 2006; (39)
10.1 Conformed Copy of Distribution Plan of the Registrant, including Exhibits A, B and C; (31)
10.2 The responses described in Item 23(e)(xiv) are hereby incorporated by reference;
10.3        Conformed copy of Amendment to the Distribution Plan (Class B
            Shares); (23)
10.4        Conformed copy of Exhibit D to the Distribution Plan of the
            Registrant; (33)
10.5        Conformed copy of Exhibit E to the Distribution Plan of the
            Registrant; (35)
10.6 Conformed copy of Exhibits H and I to the Distribution Plan of the Registrant; (39)
11. Form of Opinion and Consent of Counsel regarding the legality of Shares being issued; (*)
12. Form of Opinion regarding tax consequences of Reorganization; (to be filed by amendment)
13.1        The Registrant hereby incorporates the conformed copy of
            Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
13.2 The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004.
            (File Nos. 2-75769 and 811-3387;
13.3 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773
            and 811-7115);
13.4 The Registrant herby incorporates by reference the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund, Registration Statement on Form N-1A, filed with the Commission on April 26, 2006.
            (File Nos. 33-60411 and 811-07309)
13.5 The Registrant hereby incorporates by reference the conformed copy of Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06 and State Street Bank and Trust Company from Item 23(h)(ix) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)
13.6 The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, form Item 23 (h)(ii) of the Cash Trust Series, Inc. Registrant Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);
13.7 The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on
            September 28, 2005.  (File Nos. 33-54445 and 811-7193)
13.8 The Registrant hereby incorporates the Copy of Exhibit A, revised 9/1/05, to the Financial Administration and Accounting Services Agreement, from Item h(x) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)
13.9 The Registrant hereby incorporates the Copy of Schedule 1, revised 6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Street Bank and Trust Company from , from Item h(xi) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)
13.10 The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company form Item 23(h)(ix) of the Federated Stock Trust Registration statement on Form N-1A, filed with the Commission on December 29, 2005. (File Nos. 33-60411 and 811-07309).
14.1 Conformed copy of Consent of Independent Auditors for Federated International Capital Appreciation Fund (42)
14.2 Conformed copy of Consent of Independent Auditors for Federated InterContinental Fund (42)
15.         Not Applicable
16.1        Conformed copy of Unanimous Consent of Directors for Power of
            Attorney (42)
16.2        Conformed copy of Power of Attorney of the Registrant(42)
17.1        Form of Proxy (42)
17.2        Form of Ballot (42)
+ Exhibit is being filed electronically with registration statement; indicate by footnote
5.    Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 21 on Form N-1A filed June 30, 1995. (File
      Nos. 2-91090 and 811-4017)
6.    Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 20 on Form N-1A filed December 29, 1994.
      (File Nos. 2-91090 and 811-4017)
7.    Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 21 on Form N-1A filed June 30, 1995.  (File
      Nos. 2-91090 and 811-4017)
8.    Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 22 on Form N-1A filed July 17, 1995.  (File
      Nos. 2-91090 and 811-4017)
9.    Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 25 on Form N-1A filed August 31, 1995.
      (File Nos. 2-91090 and 811-4017)
10.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 26 on Form N-1A filed September 12, 1995.
      (File Nos. 2-91090 and 811-4017)
12.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 32 on Form N-1A filed September 3, 1996.
      (File Nos. 2-91090 and 811-4017)
15.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 31 on Form N-1A filed October 30, 1997.
      (File Nos. 2-91090 and 811-4017)
16.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 35 on Form N-1A filed December 30, 1997.
      (File Nos. 2-91090 and 811-4017)
17.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 40 on Form N-1A filed October 9, 1998.
      (File Nos. 2-91090 and 811-4017)
18.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 41 on Form N-1A filed November 2, 1998.
      (File Nos. 2-91090 and 811-4017)
19.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 44 on Form N-1A filed December 28, 1999.
      (File Nos. 2-91090 and 811-4017)
21.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 50 on Form N-1A filed December 29, 2000.
      (File Nos. 2-91090 and 811-4017)
22.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 52 on Form N-1A filed March 20, 2001.
      (File Nos. 2-91090 and 811-4017)
23.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 51 on Form N-1A filed December 27, 2001.
      (File Nos. 2-91090 and 811-4017)
24.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 57 on Form N-1A filed December 26, 2002.
      (File Nos. 2-91090 and 811-4017)
25.   Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 59 on Form N-1A filed February 7, 2003.
      (File Nos. 2-91090 and 811-4017)
27.   Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 61 on Form N-1A filed March 31,   2003.   (File
Nos. 2-91090 and 811-4017)
28.   Response is incorporated by reference to Registrant's
Amendment No. 55 on Form N-1A filed September 22, 2003.   (File   No.
811-4017)
29.   Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 62 on Form N-1A filed October 30,   2003.   (File
Nos. 2-91090 and 811-4017)
31.   Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 66 on Form N-1A filed October 15,   2004.   (File
Nos. 2-91090 and 811-4017)
32.   Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 67 on Form N-1A filed December 30,   2004.
(File Nos. 2-91090 and 811-4017)
33.   Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 68 on Form N-1A filed January 7,   2005.   (File
Nos. 2-91090 and 811-4017)
34.   Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 69 on Form N-1A filed June 22,   2005.   (File
Nos. 2-91090 and 811-4017)
35.   Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 70 on Form N-1A filed September 2,   2005.
(File Nos. 2-91090 and 811-4017)
36.   Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 73 on Form N-1A filed October 14,   2005.
(File Nos. 2-91090 and 811-4017)
37.   Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 74 on Form N-1A filed November 14,   2005.
(File Nos. 2-91090 and 811-4017)
38    Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 76 on Form N-1A filed December 29,   2005.
(File Nos. 2-91090 and 811-4017)
39.   Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 77 on Form N-1A filed October 17,   2006.   (File
Nos. 2-91090 and 811-4017)
40.   Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 78 on Form N-1A filed December 11,   2006.
(File Nos. 2-91090 and 811-4017)
41.   Response is incorporated by reference to Registrant's Post-
Effective Amendment No. 79 on Form N-1A filed December 29,   2006.
(File Nos. 2-91090 and 811-4017)
42.   Response is incorporated by reference to Registrant's
Registration Statement on Form N-14 filed September 21, 2007.    (File
Nos. 333-146240 and 811-2677)


Item 17.    Undertakings


      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.


      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED EQUITY FUNDS, has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 11th day of February, 2008.

                             FEDERATED EQUITY FUND

                  By: /s/ Todd P. Zerega
                  Todd P. Terega, Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                        TITLE                  DATE

By:   /s/ Todd P. Zerega             Attorney In Fact          February 11, 2008
      Todd P. Zerega                 For the Persons
      ASSISTANT SECRETARY            Listed Below

NAME                                        TITLE

John F. Donahue*                          Trustee

J. Christopher Donahue*                   President and Trustee
                                          (Principal Executive Officer)

Richard A. Novak*                         Treasurer
                                          (Principal Financial Officer)

Thomas G. Bigley*                         Trustee

John T. Conroy, Jr.*                      Trustee

Nicholas P. Constantakis*                 Trustee

John F. Cunningham*                       Trustee

Peter E. Madden*                          Trustee

Charles F. Mansfield, Jr.*                Trustee

John E. Murray, Jr., J.D., S.J.D.*        Trustee

Thomas M. O'Neil*                         Trustee

Marjorie P. Smuts*                        Trustee

John S. Walsh*                            Trustee

James F. Will*                            Trustee

R. James Nicholson                        Trustee
* By Power of Attorney